Significant Accounting Policies - Schedule of Obligations Associated with Deferred Guarantee Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Opening balances	¥ 975,102		¥ 1,538,385	¥ 894,858
Fair value of deferred guarantee income at inception of new loans	2,754,379		2,100,541	3,162,811
Release of deferred guarantee income	(2,423,570)		(2,663,824)	(2,519,284)
Ending balances	¥ 1,305,911	$ 186,743	¥ 975,102	¥ 1,538,385